STOCK-BASED COMPENSATION PLANS (Details 1) (Phantom Share Units (PSUs) [Member], CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Vesting Date 2015 [Member]
Risk-free interest rate	1.00%	1.10%
Annual dividends per share
Expected stock price volatility	84.00%	77.00%
Expected unit life (in years)	1 year	2 years
Average fair value of units granted (in dollars per share)	1.95	0.61
Vesting Date 2016 [Member]
Risk-free interest rate	1.00%	1.40%
Annual dividends per share
Expected stock price volatility	84.00%	77.00%
Expected unit life (in years)	2 years	3 years
Average fair value of units granted (in dollars per share)	1.86	0.73